Income Tax Expense (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
U.S federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%